Other revenues (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other revenues	Other revenues comprise the following items:

(In $ millions)	2020	2019	2018
Early termination revenue	—	41.0	204.9
Related party other revenues	1.1	1.8	4.6
Total	1.1	42.8	209.5